SHARE CAPITAL AND SHAREBASED PAYMENTS	3 Months Ended
Mar. 31, 2025
SHARE CAPITAL AND SHAREBASED PAYMENTS
SHARE CAPITAL AND SHARE-BASED PAYMENTS

12. SHARE CAPITAL AND SHARE-BASED PAYMENTS

(a) Authorized: Unlimited common shares without par value

(b) Issued:

(i) During the three months ended March 31, 2025, the Company issued 1,300 common shares in an at- the-market offering under prospectus supplement for gross proceeds of $3. The Company paid a 2.75% cash commission of on gross proceeds, for net proceeds of $3.

During the three months ended March 31, 2025, the Company issued 334,989 common shares upon exercise of RSUs. As a result, $279 was recorded to share capital and $122 was recorded as a result of RSUs forfeit for withholding taxes.

During the three months ended March 31, 2025, the Company issued 793,581 common shares following the exercise of 826,250 options, with 32,669 shares being forfeit for net exercise. As a result, $1,207 was recorded to share capital, representing cash proceeds of $656 and the fair value upon issuance of $451.

(ii) During the year ended December 31, 2024, the Company issued 9,338,685 common shares in an at- the-market offering under prospectus supplement for gross proceeds of $9,732. The Company paid a 2.75% cash commission of $268 on gross proceeds, for net proceeds of $9,464. The Company also incurred $360 in share issuance costs related to its base shelf prospectus and prospectus supplement filings.

During the year ended December 31, 2024, the Company issued 1,197,709 common shares upon exercise of RSUs. As a result, $1,018 was recorded to share capital.

During the year ended December 31, 2024, the Company issued 1,301,000 common shares following the exercise of 1,301,000 options. As a result, $1,515 was recorded to share capital, representing cash proceeds of $986 and the fair value upon issuance of $529.

(c) Stock options:

The Company has a stock option plan to purchase the Company’s common shares, under which it may grant stock options of up to 10% of the Company’s total number of shares issued and outstanding on a non-diluted basis. The stock option plan provides for the granting of stock options to directors, officers, and employees, and to persons providing investor relations or consulting services, the limits being based on the Company’s total number of issued and outstanding shares per year. The stock options vest on the date of grant, except for those issued to persons providing investor relations services, which vest over a period of one year. The option price must be greater than or equal to the discounted market price on the grant date, and the option term cannot exceed ten years from the grant date.

Continuity of stock options is as follows:

	Underlying Shares	Weighted Average Exercise Price (C$)
Stock options outstanding, January 1, 2024	6,666,000	$1.27
Granted	2,500,000	$0.78
Exercised	(1,301,000)	$1.04
Cancelled / Forfeited	(190,000)	$1.26
Stock options outstanding, December 31, 2024	7,675,000	$1.15
Exercised	(826,250)	$1.44
Stock options outstanding, March 31, 2025	6,848,750	$1.11
Stock options exercisable, March 31, 2025	6,848,750	$1.11

The following table summarizes information about the stock options outstanding and exercisable at March 31, 2025:

		Outstanding		Exercisable
Expiry Date	Price (C$)	Number of Options	Weighted Average Remaining Contractual Life (Years)	Number of Options	Weighted Average Remaining Contractual Life (Years)
August 4, 2025	$1.64	970,000	0.35	970,000	0.35
March 25, 2027	$1.20	1,835,000	1.98	1,835,000	1.98
March 29, 2028	$1.12	1,870,000	3.00	1,870,000	3.00
July 10, 2028	$1.12	150,000	3.28	150,000	3.28
March 25, 2029	$0.78	2,023,750	3.99	2,023,750	3.99

		6,848,750	2.65	6,848,750	2.65

Valuation of stock options requires the use of estimates and assumptions including the expected stock price volatility. The expected volatility used in valuing stock options is based on volatility observed in historical periods. Changes in the underlying assumptions can materially affect the fair value estimates. The fair value of the stock options was calculated using the Black-Scholes model with the following weighted average assumptions and resulting fair values:

	March 31, 2025	December 31, 2024
Weighted average assumptions:
Risk-free interest rate	-%		3.51%
Expected dividend yield	-%		0%
Expected warrant life (years)	-		5
Expected stock price volatility	-%		60.73%
Expected forfeiture rate	-%		15%
Weighted average fair value	-	C$	0.43

During the three months ended March 31, 2025, the Company charged $37 (December 31, 2024 - $907) to operations as share-based payments for the fair value of stock options granted.

(d) Restricted Share Units:

On April 19, 2018, the Company’s Restricted Share Unit (“RSU”) Plan was approved by its shareholders. The RSU Plan is administered by the Compensation Committee under the supervision of the Board of Directors as compensation to officers, directors, consultants, and employees. The Compensation Committee determines the terms and conditions upon which a grant is made, including any performance criteria or vesting period.

Upon vesting, each RSU entitles the participant to receive one common share, provided that the participant is continuously employed with or providing services to the Company. RSUs track the value of the underlying common shares, but do not entitle the recipient to the underlying common shares until such RSUs vest, nor do they entitle a holder to exercise voting rights or any other rights attached to ownership or control of the common shares, until the RSU vests and the RSU participant receives common shares.

Continuity of RSUs is as follows:

	Underlying Shares	Weighted Average Price (C$)
RSUs outstanding, January 1, 2024	2,994,709	$1.03
Granted	1,881,000	$1.02
Exercised	(1,197,709)	$1.15
Cancelled / Forfeited	(137,132)	$1.08
RSUs outstanding, December 31, 2024	3,540,868	$1.08
Exercised	(334,989)	$1.19
Forfeited for withholding taxes	(146,550)	$1.19
RSUs outstanding, March 31, 2025	3,059,329	$1.06

The following table summarizes information about the RSUs outstanding at March 31, 2025:

Issuance Date	Price (C$)	Number of RSUs Outstanding
March 25, 2022	$1.19	75,000
March 29, 2023	$1.12	1,124,288
July 10, 2023	$0.94	50,000
April 1, 2024	$1.02	1,810,041
		3,059,329

During the three months ended March 31, 2025, Nil RSUs (December 31, 2024 – 1,881,000) were granted.

During the three months ended March 31, 2025, the Company charged $325 (December 31, 2024 - $1,128) to operations as share-based payments for the fair value of the RSUs vested. The fair value of the RSUs is recognized over the vesting period with reference to vesting conditions and the estimated RSUs expected to vest.

(e) Earnings per share:

The calculations for basic earnings per share and diluted earnings per share are as follows:

	Three months ended March 31,
	2025	2024
Net income for the period	$5,617	$599
Basic weighted average number of shares outstanding	140,863,392	130,027,962
Effect of dilutive share options, warrants, and RSUs	6,963,858	2,994,709
Diluted weighted average number of shares outstanding	147,827,215	133,022,671
Basic and diluted earnings per share	$0.04	$0.00